Financing receivables, net - Movement of the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing receivables, net
Balance at beginning of the year	¥ 23,331	¥ 2,657	¥ 583
Release due to disposal of subsidiaries		(3,673)
(Reversal)/Additions	(554)	22,382	(1,934)
Charge-offs reversal	614	1,965	4,008
Balance at end of the year	¥ 23,391	¥ 23,331	¥ 2,657